Business combinations, other acquisitions and investments (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Total purchase price		$ 55,000
Fair value of net assets acquired		189,000
Fair value of concession assets acquired		1,340,634
Goodwill recognized at acquisition		$ 51,000
Infram rica Concessionaria do Aeroporto do Brasilia S.A. ("ICAB")
Disclosure of detailed information about business combination [line items]
Aquired owmership interest percentage			51.00%
Aci Airports International S.a R.L. | Inframerica Participacoes S.A.
Disclosure of detailed information about business combination [line items]
Aquired owmership interest percentage			43.05%
Aci Airports International S.a R.L. | Icasga
Disclosure of detailed information about business combination [line items]
Aquired owmership interest percentage			49.95%
Percentage of voting rights	99.96%
Aci Airports International S.a R.L. | Infram rica Concessionaria do Aeroporto do Brasilia S.A. ("ICAB")
Disclosure of detailed information about business combination [line items]
Aquired owmership interest percentage	50.98%